Related Party Transactions (Details) - Schedule of Advance to a Related Company - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Advance to a related company	$ 92,000	$ 97,000	$ 108,171
Parent Company [Member]
Related Party Transaction [Line Items]
Advance to a related company		$ 97,882